Significant Accounting Policies - Income Taxes (Details)	11 Months Ended
Dec. 31, 2022 USD ($)
Liability for income tax associated with uncertain tax positions	$ 0
Income tax interest or penalties incurred	0
Deferred offering costs	3,486,000
Net foreign currency transactional losses	23,000
Accounts payable and accrued expenses
Deferred offering costs	$ 700,000